Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Principles of Consolidation
(a)

Principles of Consolidation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated on consolidation. Non-controlling interests are stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Company has less than 100% interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in a deficit balance. Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over the subsidiaries are accounted for as equity transactions and the carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect these changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

Use of Estimates

(b)	Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments. Actual results may differ from these estimates.

Foreign Currency Translation
(c)	Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because most vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the consolidated statements of comprehensive income. For the Company’s subsidiaries that have an operating currency different than the US Dollar, foreign currency-denominated results of operations and cash flows are translated at the average exchange rate during the reporting period. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at the balance sheet date, while equity in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Consequently, amounts reported on the consolidated statements of cash flows may not align precisely with changes in corresponding balances on the consolidated balance sheets. Translation adjustments resulting from period-to-period exchange rate fluctuations are included as a separate component of accumulated other comprehensive income in the consolidated balance sheets and the consolidated statements of changes in shareholders’ equity. For the year ended December 31, 2025, a gain of $697, was recorded under Change in foreign currency translation adjustments in the consolidated statements of comprehensive income.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash
(e)	Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve months, such deposits are presented as current assets while if original maturities are longer than twelve months, such deposits are presented as non-current assets.

Trade Accounts Receivable, net
(f)	Trade Accounts Receivable, net: The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts and also accrued revenue resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates as well as receivable European Union Allowances (“EUAs”) from charterers (see below). As of December 31, 2024 and 2025 accrued revenue resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates amounted to $3,183 and $2,400 respectively, broken down into current ($783 and $1,245 as of December 31, 2024 and 2025, respectively) and non-current ($2,400 and $1,155 as of December 31, 2024 and 2025, respectively) portions according to their expected recognition. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no potentially uncollectible accounts and hence formed no provision for doubtful accounts at December 31, 2024 and 2025 respectively.

Inventories
(g)	Inventories: Inventories consist of lubricants, bonded stores and spares on board the vessels. Inventories are stated at the lower of cost and net realizable value. Cost, which consists of the purchase price, is determined by the first in, first out method.

Vessel Cost
(h)	Vessel Cost: Vessels are stated at cost, which in case of a newbuilding vessel, consists of the contract price, pre-delivery costs and capitalized interest incurred during its construction, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expenses as incurred and are included in Vessel operating expenses in the consolidated statements of comprehensive income.

Impairment of Long-Lived Assets
(i)	Impairment of Long-Lived Assets: The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long-lived assets are not recoverable. Such indicators of potential impairment include vessel sales and purchases, business plans, declines in the fair market value of vessels and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel’s carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss. The impairment evaluation the Company conducted as of December 31, 2024, and 2025 showed that there are no impairment indications for any of the vessels held for use in the Company’s fleet.

Vessel Depreciation
(j)	Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which up until December 31, 2023 was estimated to be $0.3 per lightweight ton. Effective January 1, 2024, the Company revised its scrap rate estimate from $0.3 to $0.43 per lightweight ton, in order to align the scrap rate estimate with the current historical average scrap prices and to better reflect current market conditions. The change in this accounting estimate, pursuant to ASC 250 “Accounting Changes and Error Corrections”, was applied prospectively and did not require retrospective application. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard, with the exception of mega yachts for which the estimated useful life is 30 years. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Long Lived Assets Held for Sale
(k)	Long-Lived Assets Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not to sell the asset.

Other Fixed Assets, Net
(l)	Other Fixed Assets, Net: Other fixed assets, net, consist of furniture, office equipment, art works and cars, stated at cost, which consist of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3
Art works	∞

Accounting for Dry-Docking Costs
(m)	Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.

Financing Costs
(n)
Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or Sale and lease backs (“SLBs”) or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (Subtopic 470-50), is expensed in interest and finance costs in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that does not meet the criteria for Debt Extinguishment, is amortized over the term of the refinanced debt.

Accounting for Revenue and Expenses
(o)
Accounting for Revenue and Expenses: Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Revenue is shown net of address commissions, if applicable, payable directly to charterers under the relevant charter agreements. Address commissions represent a common market practice discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Commissions on time charter revenues are recognized on a pro rata basis over the duration of the period.

The Company based on ASC 842 determined that all time charter-out contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company as lessor, does not have substantive substitution rights; and (iii) the charterer, as lessee, has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer until the vessel is redelivered to the Company, except for any off-hire period. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and (ii) the lease component would be classified as an operating lease. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time. Under a time charter agreement, management fees and vessel operating expenses such as crew wages, provisions and stores, technical maintenance and insurance expenses as well as limited voyage expenses, mainly consisting of broker’s commissions, are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees, and extra war risk insurance are paid by the charterer. Vessel operating expenses, management fees and voyage expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year and also amounts resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates broken down into current and non-current portions according to their expected realization.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of the attached time charter based on the relative fair values of the vessel and time charter acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as a liability or an intangible asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

The Company pays commissions to ship brokers and to the Company’s fleet manager (Note 5), a related party affiliated with the family of Mr. Evangelos J. Pistiolis, associated with arranging the Company’s charters. These brokers’ commissions are recognized over the related charter period and are included in voyage expenses.

Earnings / (Loss) per Share
(p)
Earnings / (Loss) per Share: Basic earnings/ (loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, the potential dilution that could occur if convertible preferred stock were converted, using the if-converted method. Finally net income or loss available to common stockholders, when computing basic earnings/(loss) per share, is reduced to reflect any dividends or deemed dividends on preferred stock.

Financial Liabilities
(q)
Financial liabilities: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the fair value of financial instruments are recognized in earnings, except in cases where these financial instruments fall under the guidance in ASC 815-40, where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

Segment Reporting
(r)
Segment Reporting: A segment is a distinguishable component of the business that is engaged in business activities from which the Company earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”). Following the acquisition of M/Y Para Bellvm on April 11, 2025, the Company determined that, as of that date, it operated under two reportable segments: crude oil and oil products transportation services (referred to as the “tanker segment”) and recreational transportation services (referred to as the “megayacht segment”). The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements. When the Company charters a vessel or a megayacht to a charterer, the charterer is free to trade, or in the case of megayachts travel with, the vessel worldwide subject to certain exemptions and as a result for the tanker and megayacht segments the disclosure of geographic information is impracticable.

Leases
(s)	Leases:

•
Sale-leaseback transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606 (existence of a contract and satisfaction of performance obligation by transferring of the control of the asset). The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised; and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

•	Finance lease: The Company classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

i.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
ii.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
iii.
The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

iv.
The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

v.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When none of these criteria are met the Company classifies the lease as an operating lease.

•

Operating lease- The Company as a lessee: The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Investments in Unconsolidated Joint Ventures
(t)
Investments in unconsolidated joint ventures: The Company’s investments in unconsolidated joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in unconsolidated joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than a temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and it is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statements of comprehensive income.

Other Comprehensive Income
(u)
Other Comprehensive Income: The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, change in foreign currency translation adjustments, which are recorded directly as components of stockholders’ equity.

Impairment of Right of use Assets from Operating Leases
(v)
Impairment of Right of use assets from operating leases: The Company evaluates its Right of use assets from operating leases for potential impairment when it determines a triggering event has occurred. When a triggering event has occurred, the Company performs a test of recoverability by comparing the expected undiscounted future cash flows (including expected residual values) over the remaining lease terms to the carrying value of the Right of use asset. If the test of recoverability identifies a possible impairment, the Right of use asset’s fair value is measured in accordance with the fair value measurement framework. An impairment charge is recognized for the amount by which the carrying value of the Right of use asset exceeds its estimated fair value and would be recorded in the consolidated statements of comprehensive income. For the year ended December 31, 2024, and 2025 there was no impairment of the Company’s Right of use assets from operating leases due to the absence of impairment indications for all of the Company’s vessels under operating leases.

Liability for European Union Allowances
(w)
Liability for European Union Allowances (“EUAs”): The maritime emissions trading scheme (“ETS”), applicable from January 1, 2024, applies to all the shipowning companies of the Company and refers to emissions generated by intra-EU maritime voyages and emissions from voyages which start or end at EU ports (but the other destination is outside the EU). Since the liability derives from the choice of voyages which are directed, controlled and the benefit of which is attributed to our time charterers, the latter are responsible and liable for securing the EUAs to settle the environmental credit obligations derived from voyages they performed. However, should they fail to do so, the ultimate liability lies with the shipowning companies. As such the liability to purchase EUAs for voyages subject to ETS performed by our vessels is presented by the Company under Accounts payable and the EUAs that are receivable by the Company from our time charterers are presented under Trade accounts receivable in the accompanying consolidated balance sheets. Any EUAs that have been paid into the EUA account of Central Mare Inc. (“Central Mare”) by our Charterers are presented under Due from/to related parties (Note 5). Since the EU has set the  settlement of EUAs for the 2024 and 2025 voyages subject to ETS on September 30, 2025 and 2026, respectively, such receivables and liabilities have been presented as current. The liability in connection with the 2024 voyages was fully settled on September 30, 2025, as dictated by the EU. The receivable and payable EUAs as well as the EUAs paid by our time charterers to Central Mare Inc. are considered a Level 1 item in the fair value hierarchy (since the EUAs are quoted in an active market) and all such receivable and payable balances are presented at their fair value as at the reporting date.

Recent Accounting Pronouncements
(x)
Recent Accounting Pronouncements: In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company adopted ASU 2023-07 as of January 1, 2024 and its adoption did not have an impact on the Company’s financial statements or disclosures.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods December 15, 2027. Early adoption is permitted. The amendments in ASU 2024-03 should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this update or (2) retrospectively to any or all prior periods presented in the financial statements. The Company evaluated the impact of this ASU on its financial statements and determined that there is no effect on its consolidated results of operations.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the navigability and applicability of interim reporting guidance under US GAAP and adds a new disclosure principle for interim periods. The amendments are not intended to change the fundamental nature of interim reporting or expand or reduce substantive interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and after December 15, 2028 for entities other than public business entities, with early adoption permitted. The Company is currently evaluating the impact that adopting this update may have on its consolidated financial statement disclosures.

In December 2025 the FASB issued ASU No. 2025-12 to clarify, correct errors in or make other improvements to a broad range of topics in the Accounting Standards Codification (“ASC”), including ASC 260, Earnings Per Share; ASC 325, Investments — Other; and ASC 958, Not-for-Profit Entities. The guidance is effective for all entities for annual reporting periods beginning after 15 December 2026, and interim periods within those annual periods. Early adoption is permitted. Entities are required to apply the amendments to ASC 260 retrospectively to each prior reporting period presented in the period of adoption. Entities can apply all other amendments in the period of adoption either (1) prospectively to all new transactions recognized on or after the date that the entity first applies the amendments or (2) retrospectively to the beginning of the earliest comparative period presented, with an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. An entity may elect the transition method on an issue-by-issue basis (except for the ASC 260 amendments). The Company evaluated the impact of this ASU on its consolidated financial statements and determined that there is no effect on its results of operations.

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.